COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Cost of sales excluding depreciation and amortization
Cost of sales excluding depreciation and amortization include the following components:

	For the Years Ended December 31,
	2019	2018
Contractors	$24,249	$32,536
Electricity	17,598	17,663
Fuel	7,773	7,347
Raw materials and consumables	41,377	41,910
Salaries and benefits	60,943	58,501
Transportation costs	1,329	1,751
General and administrative	9,833	9,490
Other	7,047	6,830
Mine operating expenses	$170,149	$176,028
Severance charges	368	14,858
Operating costs (to)/from metal inventory	(353)	12,886
Inventory net realizable value adjustment and write-off	1,216	5,655
Royalties	14,960	14,302
	$186,340	$223,729